Consolidated Statements of Financial Position (Parenthetical) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Statement of financial position [abstract]
Assets pledged that secured parties are permitted to sell or repledge amount current	¥ 131,544	¥ 100,551
Assets pledged that secured parties are permitted to sell or repledge amount noncurrent	¥ 2,797,194	¥ 2,380,365